787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Preliminary Proxy Materials for SunAmerica Municipal Money Market Fund, a series of SunAmerica Money Market Funds, Inc. (Securities Act File No. 2-85370; Investment Company Act File No. 811-03807)

Ladies and Gentlemen:

On behalf of the SunAmerica Municipal Money Market Fund (the “Fund”), a series of SunAmerica Money Market Funds, Inc. (the “Company”), we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy Card relating to a Special Meeting of Shareholders of the Fund to be held on February 23, 2012 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to approve a Plan of Liquidation of the Fund.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman

Diana N. Huffman

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP

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